PROPERTY AND EQUIPMENT- Depreciation and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT
Depreciation and amortization expense	$ 8.6	$ 10.5	$ 17.6	$ 21.0
Amortization expense related to software development costs	1.5	1.0	3.0	2.1	$ 4.8	$ 2.6	$ 2.0
Capitalized costs related to internal development of software	$ 3.1	$ 1.5	$ 5.7	$ 3.0